Right-of-Use Assets — Operating Leases (Details) - Schedule of Right-of-Use Assets on Operating Lease	Mar. 31, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 SGD ($)
Schedule of Right-of-Use Assets on Operating Lease [Abstract]
Leasehold properties	$ 5,937,734	$ 4,406,482	$ 3,259,151
Less: Accumulated amortization	(1,415,210)	(1,050,249)	(678,729)
Right-of-use assets – operating leases	$ 4,522,524	$ 3,356,233	$ 2,580,422